Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 7,145	$ 1,719	$ 25,062	$ 5,986	$ 26,880
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,230	9,301	39,116	31,975	23,509
Equity-based compensation	2,748	972	9,140	5,574	2,369
Contingent consideration				30	5,503
Accretion of discount on long-term debt	291	366	1,414	3,887	1,150
Amortization of debt issuance costs	63	150	709	534	248
Loss on extinguishment of debt			4,547	5,103
Deferred tax benefit	15		(964)	(718)
Other			4,288
Depreciation, amortization and other	10,187	9,301
Foreign currency gain	(466)	(1,464)
Changes in operating assets and liabilities:
Accounts receivable, net	31,452	28,245	(36,139)	(28,473)	(33,624)
Inventory	11,662	6,601	(8,886)	(17,206)	6,013
Prepaid expenses and other assets	(3,838)	(2,895)	8,736	(9,737)	(8,549)
Accounts payable	(12,885)	(29,055)	(16,375)	18,998	14,652
Income taxes payable	933	423	2,177	2,268
Accrued royalties	(10,667)	(6,724)	13,495	2,650	7,720
Accrued expenses and other liabilities	(9,338)	1,816	3,671	2,966	3,597
Net cash provided by operating activities	27,302	9,455	49,991	23,837	49,468
Investing Activities
Purchase of property and equipment	(3,613)	(5,866)	(26,866)	(33,562)	(21,202)
Acquisitions, net of cash	(6,369)	(635)	(635)	(31,653)	(903)
Net cash used in investing activities	(9,982)	(6,501)	(27,501)	(65,215)	(22,105)
Financing Activities
Borrowings on line of credit	22,543	94,452	316,390	153,383	57,741
Payments on line of credit	(20,000)	(71,713)	(307,191)	(149,311)	(51,012)
Proceeds from long-term debt, net			230,011	66,336	47,628
Payment of long-term debt	(2,938)	(15,350)	(231,338)	(59,000)	(7,600)
Debt issuance costs	(272)
Payment of subordinated debt, net				(20,000)
Proceeds from subordinated debt, net				20,000
Contingent consideration			(2,500)	(17,958)	(36,942)
Contributions from members				5,000	15,000
Proceeds from initial public offering, net of underwriters discount and commissions				117,337
Distributions to continuing equity owners	(8,052)	(10,857)	(20,441)	(72,777)	(70,428)
Proceeds from exercise of equity-based options	1,149		23
Net cash provided by (used in) financing activities	(7,570)	(3,468)	(15,046)	43,012	(45,613)
Effect of exchange rates on cash and cash equivalents	(690)	(764)	(1,686)	(67)
Net increase (decrease) in cash and cash equivalents	9,060	(1,278)	5,758	1,567	(18,250)
Cash and cash equivalents at beginning of period	13,486	7,728	7,728	6,161	24,411
Cash and cash equivalents at end of period	$ 22,546	$ 6,450	13,486	7,728	6,161
Supplemental Cash Flow Information
Cash paid for interest			19,403	25,360	12,455
Income tax payments			2,311
Accrual for purchases of property and equipment			1,137	1,607	(489)
Establishment of liabilities under tax receivable agreement			6,771
Reimbursement of management recourse loans				773	142
Tenant allowance			$ 168		$ 2,041
Class B Common Stock [Member]
Financing Activities
Proceeds from issuance of Class B common stock				2
Class A Units [Member]
Supplemental Cash Flow Information
Issuance of units for acquisitions				5,313
Issuance of warrants units in connection with long-term debt				5,061
Common Units [Member]
Supplemental Cash Flow Information
Issuance of warrants units in connection with long-term debt				$ 665